BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 3) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Research and development expenses		$ 7,678,000	$ 6,393,000	$ 5,823,000
General and administrative expenses		6,854,000	5,784,000	4,722,000
Sales and marketing expenses		18,199,000	15,880,000	11,283,000
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses	[1]	107,000	112,000	236,000
General and administrative expenses	[1]	861,000	1,137,000	619,000
Interested and related parties	[1]	968,000	1,249,000	1,005,000
Sales and marketing expenses	[1]			150,000
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses		81,000	82,000
General and administrative expenses		308,000	238,000	201,000
Interested and related parties		$ 389,000	$ 320,000	201,000
Sales and marketing expenses

[1]	Some of the key management personnel are interested parties by virtue of holdings.